Equipment, Net - Schedule of Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Cost:
Total cost		$ 143,300	$ 176,904
Less: accumulated depreciation
Total accumulated depreciation		(67,393)	(86,517)
Less: accumulated impairment loss		(19,926)	(19,861)
Equipment, net	$ 70,526	55,981	70,526
Servers, computers and network equipment [Member]
Cost:
Total cost		140	140
Less: accumulated depreciation
Total accumulated depreciation		(114)	(125)
Mining equipment [Member]
Cost:
Total cost		143,160	176,764
Less: accumulated depreciation
Total accumulated depreciation		$ (67,279)	$ (86,392)